Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Athena SpinCo Inc
Noncurrent assets:
Total assets		$ 0
Current liabilities:
Trade accounts payable (Note 3)		3,250
Total current liabilities		3,250
Long-term liabilities
Total liabilities		3,250
Commitments and contingencies
Shareholders' Equity:
Common stock, par value $0.001; 100,000,000 shares authorized; issued and "outstanding 39,890,698 shares at June 30, 2019		0.5
Contribution receivable from Parent		(0.5)
Accumulated deficit		(3,250)
Total equity		(3,250)
Total		0
Capital Product Partners, L.P. ("CPLP")
Current assets
Cash and cash equivalents		1,582,000		$ 4,409,000
Restricted cash		1,004,000
Trade accounts receivable		13,181,000		1,580,000
Inventories		7,183,000		2,817,000
Prepaid expenses and other current assets		1,882,000		1,428,000
Total current assets		24,832,000		10,234,000
Noncurrent assets:
Vessels, net (Note 4)		643,682,000		607,528,000
Property, Plant and Equipment, Net		643,682,000		607,528,000
Above market acquired charters (Note 5)		7,531,000
Deferred financing costs - Net		2,219,000		818,000
Prepayments and other assets		1,035,000
Restricted cash (Note 6)		300,000
Total noncurrent assets		654,767,000		608,346,000
Total assets		679,599,000		618,580,000
Current liabilities:
Current portion of long-term debt		3,146,000		328,000
Trade accounts payable (Note 3)		11,458,000		5,235,000
Due to related parties (Note 3)		47,000		30,000
Accrued liabilities (Note 8)		7,800,000		5,831,000
Deferred revenue, current (Note 3)		1,754,000		7,273,000
Total current liabilities		24,205,000		18,697,000
Long-term liabilities
Long-term debt		55,318,000		15,422,000
Deferred revenue		2,000		4,000
Total noncurrent liabilities		55,320,000		15,426,000
Total liabilities		79,525,000		34,123,000
Commitments and contingencies
Shareholders' Equity:
Total shareholders' equity		600,074,000		584,457,000
Total		679,599,000		618,580,000
DSS holding
Current assets
Cash and cash equivalents		83,053,722	$ 79,339,584
Due from charterers - Net of provision for doubtful accounts of $1,749 and $1,962, respectively		42,637,111	54,545,424
Pool Working Capital Contributions			2,027,640
Derivative Asset, Current			1,752,360
Inventories		20,880,039	23,076,569
Prepaid expenses and other current assets		3,731,465	6,082,835
Total current assets		150,302,337	166,824,412
Noncurrent assets:
Restricted cash (Note 6)		5,104,167	5,000,000
Derivative Asset, Noncurrent			4,377,561
Other noncurrent assets		5,858,484	501,938
Debt Issuance Costs, Net		168,854	319,120
Total noncurrent assets		1,499,552,398	1,603,101,446
Total assets		1,649,854,735	1,769,925,858
Current liabilities:
Current portion of long-term debt		97,315,075	80,372,494
Accrued liabilities (Note 8)		400,315	214,285
Accounts payable and accrued expenses		25,316,546	22,126,309
Deferred charter hire revenue		3,621,479	2,010,604
Derivative liabilities		630,432
Total current liabilities		126,883,532	104,509,407
Long-term liabilities
Long-term debt		542,225,833	611,363,065
Derivative liabilities		899,578
Total noncurrent liabilities		543,125,411	611,363,065
Total liabilities		670,008,943	715,872,472
Shareholders' Equity:
Partners' contributions		994,770,585	994,770,585
Additional paid-in capital		2,558,076	2,558,076
Accumulated other comprehensive income		4,387,165	6,129,921
Accumulated deficit		(56,477,250)	15,901,601
Total shareholders' equity		945,238,576	1,019,360,183
Noncontrolling interests		34,607,216	34,693,203
Total equity		979,845,792	1,054,053,386
Total		1,649,854,735	1,769,925,858
DSS holding | Vessels
Noncurrent assets:
Property, Plant and Equipment, Net		1,454,286,126	1,565,900,423
DSS holding | Other property
Noncurrent assets:
Property, Plant and Equipment, Net		755,546	411,354
Diamond S Shipping
Current assets
Cash and cash equivalents	$ 64,144,000	83,054,000		91,041,000
Restricted cash	5,387,000	5,104,000		5,000,000
Due from charterers - Net of provision for doubtful accounts of $1,749 and $1,962, respectively	63,187,000	42,637,000
Inventories	35,228,000	20,880,000
Prepaid expenses and other current assets	10,586,000	3,731,000
Total current assets	173,145,000	150,302,000
Noncurrent assets:
Deferred financing costs - Net		169,000
Restricted cash (Note 6)	5,387,000	5,104,000
Other noncurrent assets	8,186,000	5,858,000
Total noncurrent assets	2,008,960,000	1,499,553,000
Total assets	2,182,105,000	1,649,855,000
Current liabilities:
Current portion of long-term debt	125,992,000	97,315,000
Accrued liabilities (Note 8)	364,000	400,000
Accounts payable and accrued expenses	45,498,000	25,316,000
Deferred charter hire revenue	1,497,000	3,622,000
Derivative liabilities	1,553,000	630,000
Total current liabilities	174,540,000	126,883,000
Long-term liabilities
Long-term debt	802,611,000	542,226,000
Derivative liabilities	1,578,000	900,000
Total liabilities	978,729,000	670,009,000
Commitments and contingencies
Shareholders' Equity:
Partners' contributions		994,771,000
Common stock, par value $0.001; 100,000,000 shares authorized; issued and "outstanding 39,890,698 shares at June 30, 2019	40,000
Additional paid-in capital	1,234,998,000	2,558,000
Accumulated other comprehensive income	1,409,000	4,387,000		4,773,000
Accumulated deficit	(68,790,000)	(56,477,000)
Total shareholders' equity	1,167,657,000	945,239,000
Noncontrolling interests	35,719,000	34,607,000
Total equity	1,203,376,000	979,846,000	1,054,053,000	$ 1,066,760,000
Total	2,182,105,000	1,649,855,000
Diamond S Shipping | Vessels
Noncurrent assets:
Property, Plant and Equipment, Net	1,951,940,000	1,454,286,000
Diamond S Shipping | Other property
Noncurrent assets:
Property, Plant and Equipment, Net	677,000	756,000
Deferred drydocking costs | DSS holding
Noncurrent assets:
Property, Plant and Equipment, Net		33,286,609	26,317,525
Deferred drydocking costs | Diamond S Shipping
Noncurrent assets:
Property, Plant and Equipment, Net	36,249,000	33,287,000
Time charter contracts acquired | DSS holding
Noncurrent assets:
Property, Plant and Equipment, Net		92,612	$ 273,525
Time charter contracts acquired | Diamond S Shipping
Noncurrent assets:
Property, Plant and Equipment, Net	$ 6,521,000	$ 93,000